Leases (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Rent expense	$ 6,951	$ 5,700	$ 5,222
Average interest rate on financial lease payables	11.62%	20.63%	14.40%
Operating leases description	The agreements have an average term raging from three to five years. Some leases related to anchor stores have terms of ten years, which are usually extendable. Tenants normally pay a rent which consists of the higher of (i) the base rent; and (ii) the percentage rent (which generally ranges between 2% and 10% of the tenants' gross sales). Furthermore, pursuant to one rent escalation clause in most lease arrangements, the tenants' base rent generally increases between 18% and 24% each year during the agreement term.
Operating lease expiration	2032
Group's Shopping Malls [Member]
Statement Line Items [Line Items]
Rental income	$ 4,433,460	$ 5,116,177	$ 5,078,387
Patio Olmos [Member]
Statement Line Items [Line Items]
Rental income	5,651	7,223	7,558
Office and Other Buildings [Member]
Statement Line Items [Line Items]
Rental income	$ 1,267,010	$ 845,547	$ 860,731